SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 19: - SUBSEQUENT EVENTS

2025 Facility Agreements:

On January 30, 2025, the Company entered into three separate credit facility agreements with three banks (the “2025 Facility Agreements”), pursuant to which the Company may withdraw an aggregate amount of up to $200,000. Borrowings under the 2025 Facility Agreements will accrue interest as specified in the agreements. The obligations of the Company under the 2025 Facility Agreements benefit from a negative pledge by the Company and are guaranteed by certain of the Company’s subsidiaries.

The 2025 Facility Agreements also contain customary affirmative and negative covenants, as well as certain financial covenants. The 2025 Facility Agreements replace the Company’s previous $100,000 credit line provided under the 2024 Facility Agreements (refer to Note 10).

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